Income taxes (Details 1) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
The reconciliation between the (provision for) benefit from income taxes shown in the consolidated statements of operations, based on the effective tax rate, and expense based on the Dutch tax rate
Income before income taxes	€ 1,150,578		€ 1,648,635	[1]	€ 1,242,523
Income before income taxes (in percentage)	100.00%		100.00%		100.00%
Income tax (provision) benefit based on the Company's domestic rate	(287,644)		(412,159)		(316,843)
Income tax (provision) benefit based on the Company's domestic rate (in percentage)	25.00%		25.00%		25.50%
Effects of tax rates in foreign jurisdictions	9,786		20,663		15,878
Effects of tax rates in foreign jurisdictions (in percentage)	(0.90%)		(1.30%)		(1.30%)
Adjustments in respect of tax exempt income	23,532		19,134		19,987
Adjustments in respect of tax exempt income (in percentage)	(2.00%)		(1.20%)		(1.60%)
Adjustments in respect of changes in the applicable tax rate		[2]			(569)	[2]
Adjustments in respect of changes in the applicable tax rate (in percentage)					0.10%	[2]
Adjustments in respect of tax incentives	143,160		180,096		66,881
Adjustment in respect of tax incentives (in percentage)	(12.40%)		(10.90%)		(5.40%)
Adjustment in respect of prior years' current taxes	18,275		9,097		25,648
Adjustment in respect of prior years' current taxes (in percentage)	(1.60%)		(0.60%)		(2.10%)
Movements in the liability for unrecognized tax benefits	95,465		6,634		(28,796)
Movements in the liability for unrecognized tax benefits (in percentage)	(8.30%)		(0.40%)		2.30%
Other credits and non-taxable items	(6,836)		(5,140)		(2,889)
Other credits and non-taxable items (in percentage)	0.60%		0.40%		0.30%
Provision for income taxes	€ (4,262)		€ (181,675)	[1]	€ (220,703)
Provision for income taxes (in percentage)	0.40%		11.00%		17.80%

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.
[2]	At the end of 2010, the Dutch government enacted a tax rate reduction from 25.5 percent in 2010 to 25.0 percent in 2011.